Commitments and Contingencies - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Leases [Abstract]
Lease executed date			Jul. 01, 2019		Jul. 01, 2019	Jul. 01, 2019
Lease expiration date			Dec. 31, 2021		Dec. 31, 2021	Dec. 31, 2021
Rent expense | $	$ 0.2	$ 0.4	$ 0.2	$ 0.4	$ 0.7		$ 0.3
Upfront payment						€ 0.1
Development and regulatory milestones payment						0.4
Development and regulatory possible second milestones payment						€ 0.2